Financial Instruments - Classification by Nature, Category and Fair Value (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Financial Assets (Liabilities)	€ (7,672,945)
Measured at fair value
Financial instruments
Financial assets	223,777	€ 311,493
Financial liabilities, at fair value	(875)
Measured at fair value | Non-current financial asset
Financial instruments
Financial assets	2,038	3,008
Financial assets, at fair value	2,038	3,008
Measured at fair value | Trade receivables
Financial instruments
Financial assets	216,433	308,485
Financial assets, at fair value	216,433	308,485
Measured at fair value | Derivatives Instrument
Financial instruments
Financial assets	5,306
Financial assets, at fair value	5,306
Financial liabilities	(875)
Financial liabilities, at fair value	(875)
Measured at fair value | Level 1 | Non-current financial asset
Financial instruments
Financial assets, at fair value	7	1,128
Measured at fair value | Level 2 | Trade receivables
Financial instruments
Financial assets, at fair value	216,433	308,485
Measured at fair value | Level 2 | Derivatives Instrument
Financial instruments
Financial assets, at fair value	5,306
Financial liabilities	(875)
Measured at fair value | Level 3 | Non-current financial asset
Financial instruments
Financial assets, at fair value	2,031	1,880
Not measured at fair value
Financial instruments
Financial assets	3,310,950	933,022
Financial liabilities	(11,206,797)	(7,938,972)
Financial Assets (Liabilities)		(6,694,457)
Not measured at fair value | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities		(2,601,479)
Financial liabilities, at fair value		(2,705,437)
Not measured at fair value | Senior Unsecured Notes
Financial instruments
Financial liabilities	(4,626,919)
Financial liabilities, at fair value	(4,697,328)
Not measured at fair value | Promissory Notes
Financial instruments
Financial liabilities	(116,610)	(111,622)
Not measured at fair value | Senior Secured debt
Financial instruments
Financial liabilities	(3,061,078)	(3,110,298)
Financial liabilities, at fair value	(3,262,901)	(3,358,729)
Not measured at fair value | Other bank loans
Financial instruments
Financial liabilities	(645,975)	(354,501)
Not measured at fair value | Lease liabilities.
Financial instruments
Financial liabilities	(873,724)	(733,499)
Not measured at fair value | Other Financial Liabilities [Member]
Financial instruments
Financial liabilities	(882,060)	(115,313)
Not measured at fair value | Other non-current debt
Financial instruments
Financial liabilities	(333)	(16,391)
Not measured at fair value | Trade payables.
Financial instruments
Financial liabilities	(780,826)	(742,707)
Not measured at fair value | Other current liabilities
Financial instruments
Financial liabilities	(219,272)	(153,162)
Not measured at fair value | Non-current financial assets.
Financial instruments
Financial assets	358,161	195,149
Not measured at fair value | Other current financial assets
Financial instruments
Financial assets	2,026,469	11,118
Not measured at fair value | Trade and other receivables
Financial instruments
Financial assets	270,827	147,108
Not measured at fair value | Cash and cash equivalents
Financial instruments
Financial assets	655,493	579,647
Not measured at fair value | Level 1 | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities, at fair value		(2,705,437)
Not measured at fair value | Level 1 | Senior Unsecured Notes
Financial instruments
Financial liabilities, at fair value	(4,697,328)
Not measured at fair value | Level 2 | Senior Secured debt
Financial instruments
Financial liabilities, at fair value	(3,262,901)	(3,358,729)
Amortised cost. | Not measured at fair value
Financial instruments
Financial liabilities	(10,987,192)	(7,769,419)
Financial Assets (Liabilities)	(10,987,192)	(7,769,419)
Amortised cost. | Not measured at fair value | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities		(2,601,479)
Amortised cost. | Not measured at fair value | Senior Unsecured Notes
Financial instruments
Financial liabilities	(4,626,919)
Amortised cost. | Not measured at fair value | Promissory Notes
Financial instruments
Financial liabilities	(116,610)	(111,622)
Amortised cost. | Not measured at fair value | Senior Secured debt
Financial instruments
Financial liabilities	(3,061,078)	(3,110,298)
Amortised cost. | Not measured at fair value | Other bank loans
Financial instruments
Financial liabilities	(645,975)	(354,501)
Amortised cost. | Not measured at fair value | Lease liabilities.
Financial instruments
Financial liabilities	(873,724)	(733,499)
Amortised cost. | Not measured at fair value | Other Financial Liabilities [Member]
Financial instruments
Financial liabilities	(882,060)	(115,313)
Amortised cost. | Not measured at fair value | Trade payables.
Financial instruments
Financial liabilities	(780,826)	(742,707)
Other financial liabilities. | Not measured at fair value
Financial instruments
Financial liabilities	(219,605)	(169,553)
Financial Assets (Liabilities)	(219,605)	(169,553)
Other financial liabilities. | Not measured at fair value | Other non-current debt
Financial instruments
Financial liabilities	(333)	(16,391)
Other financial liabilities. | Not measured at fair value | Other current liabilities
Financial instruments
Financial liabilities	(219,272)	(153,162)
Amortised cost | Not measured at fair value
Financial instruments
Financial assets	3,310,950	933,022
Financial Assets (Liabilities)	3,310,950	933,022
Amortised cost | Not measured at fair value | Non-current financial assets.
Financial instruments
Financial assets	358,161	195,149
Amortised cost | Not measured at fair value | Other current financial assets
Financial instruments
Financial assets	2,026,469	11,118
Amortised cost | Not measured at fair value | Trade and other receivables
Financial instruments
Financial assets	270,827	147,108
Amortised cost | Not measured at fair value | Cash and cash equivalents
Financial instruments
Financial assets	655,493	579,647
Financial assets at fair value through profit or loss | Measured at fair value
Financial instruments
Financial assets	7	1,128
Financial liabilities, at fair value	(875)
Financial Assets (Liabilities)	(868)	1,128
Financial assets at fair value through profit or loss | Measured at fair value | Non-current financial asset
Financial instruments
Financial assets	7	1,128
Financial assets at fair value through profit or loss | Measured at fair value | Derivatives Instrument
Financial instruments
Financial liabilities	(875)
Financial assets at fair value through OCI | Measured at fair value
Financial instruments
Financial assets	218,464	310,365
Financial Assets (Liabilities)	218,464	310,365
Financial assets at fair value through OCI | Measured at fair value | Non-current financial asset
Financial instruments
Financial assets	2,031	1,880
Financial assets at fair value through OCI | Measured at fair value | Trade receivables
Financial instruments
Financial assets	216,433	€ 308,485
Hedges
Financial instruments
Financial Assets (Liabilities)	5,306
Hedges | Measured at fair value
Financial instruments
Financial assets	5,306
Hedges | Measured at fair value | Derivatives Instrument
Financial instruments
Financial assets	€ 5,306